Income Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Provisions for Income Taxes

Significant components of the provisions for income taxes for the years ended June 30, 2026, 2025 and 2024 were as follows:

	2026	2025	2024
	$	$	$
Provision for Income Taxes
Current Tax Provision Hong Kong	129,616	127,019	127,471
Deferred Tax Provision Hong Kong	(7,998)	1,712	(5,032)
Current Tax Provision PRC	-	-	29,862
Current Tax Provision Vietnam	257	-	-
Deferred Tax Provision PRC	114,879	164,361	54,643
Deferred Tax Provision Vietnam	10,061	-	-
Total Provision for Income Taxes	246,815	293,092	206,944

Schedule of Effective Tax Rate

The following table reconciles PRC statutory rates to our effective tax rate:

	Year Ended June 30,
	2026	2025	2024
PRC Statutory rate	25%	25%	25%
Effect of different tax jurisdictions and tax rate preferences	(4)%	(12)%	(6)%
Effect of change in enacted tax rate	3%	-	-
Non-deductible expenses	3%	5%	(3)%
Tax losses not recognized	(28)%	(21)%	(18)%
Change in valuation allowance	(3)%	(2)%	-
Effective income tax rate	(4)%	(5)%	(2)%

Schedule of Deferred Tax

Management reviews this valuation allowance periodically and will make adjustments as warranted. A summary of the otherwise deductible (or taxable) deferred tax items is as follows:

	June 30,	June 30,
	2026	2025
	$	$
Deferred tax assets
Miscellaneous	8,197	3,916
Allowance for doubtful accounts	41,129	13,517
Allowance for inventories	87,601	94,703
Tax loss	317,399	199,153
Operating lease liabilities	123,733	-
Total	578,058	311,289
Less: valuation allowance	(392,269)	(145,306)
Total deferred tax assets	185,789	165,983
Deferred tax liabilities – operating lease right-of-use assets	133,973	-